LOANS AND FINANCING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Non current Liabilities

		Contractual maturity
	09/30/2018	Principal	Interest
Senior notes	7,114,600
Local currency
Foreign currency	7,114,600	Jul 2025	Semiannual
Non-qualified bondholders (*)	333,708	Aug 2024 to Feb 2030	Semiannual
Collateralized claims	3,550,621
BNDES	3,550,621	Mar 2024 to Feb 2033	Monthly
Restructuring I	15,073,121
Local currency	8,535,201
Debentures (I)	6,706,134	Aug 2023 to Feb 2035	Semiannual
Other	1,829,067	Aug 2023 to Feb 2035	Semiannual
Foreign currency	6,537,920
Local currency Financial Institution	53,921	Jan 2019 to Dec 203	Monthly
Overall Offer	4,511,903
Local currency	207,035	Feb 2038 to Feb 2042	Single installment
Foreign currency	4,304,868	Feb 2038 to Feb 2042
Loan and debentures from subsidiaries (Note 24)
Subtotal	30,637,874
Incurred debt issuance cost	(12,577)
Fair value adjustment (**)	(14,488,842)
Total	16,136,455
Current	500,291
Non-current	15,636,164

(*)	The claims of Non-qualified Bondholders were novated pursuant to a financing agreement prepared in accordance with the terms of Clause 4.3.3.1 of the JRP.
(**)

Calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Schedule of debt

Debt issuance costs by type

09/30/2018
Financial institutions	11,922
Public debentures	655
Total	12,577
Current	1,290
Non-current	11,287

Debt breakdown per currency

09/30/2018
Euro	180,859
US dollar	8,692,974
Brazilian reais	7,262,622

Total	16,136,455

Debt breakdown per index

	Index/rate	09/30/2018
Fixed rate	1.75% p.a. –10.00% p.a.	8,648,386
CDI	0.75% p.a. – 1.83% p.a.	3,646,941
TJLP	2.95% p.a. + TJLP	3,549,345
TR	0%	12,412
Other	0%	279,371

Total		16,136,455

The following table sets forth for each series of outstanding debentures the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
The Company 8th issuance	2,515	2,515
The Company 10th issuance	1,549	1,549
Telemar 2nd issuance	55	55

Long-term debt maturity

Maturity schedule of the long-term debt and debt issuance costs allocation schedule

	Long-term debt	Debt issuance cost
	09/30/2018
2019	883	669
2020	3,530	1,568
2021	3,530	1,568
2022	3,530	1,568
2023 and following years	30,124,820	5,914

Total	30,136,293	11,287